Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Current
Canadian	$ (1,203)	$ (760)	$ 176
Foreign	77	88	181
Deferred
Canadian	(184)	68	34
Foreign	(1)	12	(44)
Provision for (recovery of) income taxes	$ (1,311)	$ (592)	$ 347